Pensions and other post-retirement benefits - Expected future benefit payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 3,109
Expected Future Benefit Payment, Year Two	2,153
Expected Future Benefit Payment, Year Three	2,159
Expected Future Benefit Payment, Year Four	2,156
Expected Future Benefit Payment, Year Five	2,153
Expected Future Benefit Payment, Years Thereafter	10,684
United Kingdom
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	1,072
Expected Future Benefit Payment, Year Two	1,086
Expected Future Benefit Payment, Year Three	1,120
Expected Future Benefit Payment, Year Four	1,141
Expected Future Benefit Payment, Year Five	1,135
Expected Future Benefit Payment, Years Thereafter	$ 5,939
Weighted average duration of defined benefit obligation	19 years 2 months 12 days
US
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 1,568
Expected Future Benefit Payment, Year Two	612
Expected Future Benefit Payment, Year Three	593
Expected Future Benefit Payment, Year Four	575
Expected Future Benefit Payment, Year Five	583
Expected Future Benefit Payment, Years Thereafter	$ 2,696
Weighted average duration of defined benefit obligation	13 years 9 months 18 days
Eurozone
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 357
Expected Future Benefit Payment, Year Two	346
Expected Future Benefit Payment, Year Three	339
Expected Future Benefit Payment, Year Four	332
Expected Future Benefit Payment, Year Five	328
Expected Future Benefit Payment, Years Thereafter	$ 1,521
Weighted average duration of defined benefit obligation	16 years 1 month 6 days
Other
Disclosure of defined benefit plans [line items]
Expected Future Benefit, Year One	$ 112
Expected Future Benefit Payment, Year Two	109
Expected Future Benefit Payment, Year Three	107
Expected Future Benefit Payment, Year Four	108
Expected Future Benefit Payment, Year Five	107
Expected Future Benefit Payment, Years Thereafter	$ 528
Weighted average duration of defined benefit obligation	12 years 8 months 12 days